Note 2 - Summary of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Mortgage Servicing Rights ("MSRs") [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
As at December 31,
2020

Discount rate	11.5%
Conditional prepayment rate	6.0%